Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 334	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total net increase in net assets available for benefits	$ 189,489,297
Contract value adjustment as of December 31, 2025	(16,388,925)
Contract value adjustment as of December 31, 2024	24,921,881
Total net increase in net assets available for benefits per the Form 5500	$ 198,022,253